ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
14. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Payable to Ambow Online (Note 27)	-	137,532
Business tax, VAT and others	75,444	41,437
Payable balance with indemnity by Xihua Group (Note 7(ii))	49,800	49,800
Accrual for rental	57,809	42,612
Payable to Zhenjiang Foreign Language School (Note 7(vi))	36,770	36,770
Accrued payroll and welfare	34,567	27,383
Payable to Jinghan Group (Note 7(vii))	25,959	-
Professional service fees payable	28,368	20,850
Receipt in advance	11,207	18,578
Amounts due to students	19,156	11,423
Lawsuit penalty payable	2,176	2,315
Employee reimbursement payable	6,927	-
Others	24,638	30,298
Total	372,821	418,998